Income Taxes, Social Contribution and Other Taxes (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Social Contribution And Other Taxes
Initial amount	R$ 206,860	R$ 194,284	R$ 184,182
Provision/ reversal	176,014	12,576	10,102
Deferred tax liabilities	R$ 382,874	R$ 206,860	R$ 194,284